Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	June 30, 2022	December 31, 2021

Receivables	35	150
Contract liabilities	36,529	51,633

Schedule of disaggregation of revenue

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Geographic information
Revenue:
Germany	14	222	151	458
USA	7,287	9,485	15,156	20,908
	7,301	9,707	15,307	21,366

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Major service lines:
Collaboration revenue	7,284	9,485	15,153	20,888
Service revenue	17	222	154	478
	7,301	9,707	15,307	21,366

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Timing on revenue recognition:
Point in time	0	120	0	180
Over time	7,301	9,587	15,307	21,186
	7,301	9,707	15,307	21,366